SUBSEQUENT EVENTS (Details)	1 Months Ended		12 Months Ended					6 Months Ended										1 Months Ended			1 Months Ended
	Apr. 30, 2011 USD ($)	Apr. 30, 2011 RUB	Dec. 31, 2010	Apr. 27, 2011 USD ($)	Apr. 27, 2011 RUB	Jun. 17, 2011 Regional companies RUB	Jun. 17, 2011 Regional companies USD ($)	Jun. 17, 2011 Antenna-Garant LLC	Jun. 17, 2011 "MKS Chelyabinsk" LLC	Jun. 17, 2011 Zhanr LLC	Jun. 17, 2011 MKS Chita LLC	Jun. 17, 2011 MKS Miass CJSC	Jun. 17, 2011 MKS Arzamas CJSC	Jun. 17, 2011 KomTel - TV LLC	Jun. 17, 2011 Tinet CJSC	Mar. 31, 2011 Inteleca USD ($)	Mar. 31, 2011 Inteleca RUB	Apr. 30, 2011 Infocentr	Apr. 26, 2011 Infocentr USD ($)	Apr. 26, 2011 Infocentr RUB	May 31, 2011 MTS OJSC Notes due 2014 USD ($)	May 31, 2011 MTS OJSC Notes due 2014 RUB	Dec. 31, 2010 MTS OJSC Notes due 2014	Dec. 31, 2009 MTS OJSC Notes due 2014	May 31, 2011 MTS OJSC Notes due 2014 Prior to coupon rate change in May 2011	May 31, 2011 MTS OJSC Notes due 2014 Subsequent to coupon rate change in May 2011
Acquisitions
Remaining interest acquired (as a percent)								26.00%	50.00%	30.00%	30.00%	24.00%	24.00%	30.00%	45.00%
Consideration paid on acquisition						693,500,000	$ 24,100,000									$ 19,200,000	545,800,000		$ 15,600,000	435,000,000
Cumulative ownership interest (as a percent)								100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage of ownership acquired (as a percent)																100.00%	100.00%		100.00%	100.00%
Net debt																2,100,000	58,500,000
Number of legal entities operating under Infocentr brand																		5
Dividend recommendation
Recommended dividend (in rubles per share)		14.54
Recommended dividend (in dollars per ADS)	$ 1.04
Total amount of recommended dividends				1,080,000,000	30,050,000,000
Recommended annual dividend as a percentage of net income (as a percent)			78.00%
Ruble bond repurchase
Coupon rate (as a percent)																							16.75%	16.75%	16.75%	7.60%
Bond repurchase																					$ 39,200,000	1,103,000,000